SUBSEQUENT EVENT (Narrative) (Details) $ in Thousands		12 Months Ended
	Sep. 18, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Sep. 18, 2023 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares		$ 1,975	$ 25,656	$ 27,949
Major ordinary share transactions [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares					2,118,645
Shares issued price per share | $ / shares					$ 1.18
Proceeds from issue of ordinary shares	$ 2,500
Percentage of equity interests	26.30%